INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the gross amounts of tax contingencies at the beginning and end of the year
Balance, beginning of year	$ 4,848	$ 15,385	$ 17,385
Additions based on tax positions related to the current year	2,239		1,420
Reductions for tax positions of prior years	(180)	(8,276)	(3,420)
Settlements		(2,261)
Balance, end of year	6,907	4,848	15,385
Unrecognized tax benefits
Amount of unrecognized tax benefits that, if recognized, would affect the annual effective income tax rate	2,010
Interest and penalties related to unrecognized tax benefits	352	(17,580)	5,652
Expected future payment of interest and penalties accrued related to unrecognized tax benefits	3,233	3,271	20,752
Income tax examinations
Undistributed earnings of non-U.S. subsidiaries	267,300
Minimum
Income tax examinations
Effect on annual cash flows due to potential tax deficiency assessments	5,000
Maximum
Income tax examinations
Effect on annual cash flows due to potential tax deficiency assessments	$ 6,000